Note 2 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2019 and 2018 is as follows:

	In Thousands
	2019	2018
Mortgage loans on real estate:
Residential 1-4 family	$511,250	460,692
Multifamily	97,104	134,613
Commercial	793,379	701,055
Construction	425,185	518,245
Farmland	19,268	24,071
Second mortgages	10,760	11,197
Equity lines of credit	72,379	62,013
Total mortgage loans on real estate	1,929,325	1,911,886
Commercial loans	98,265	78,245
Agricultural loans	1,569	1,985
Consumer installment loans:
Personal	50,532	45,072
Credit cards	4,302	3,687
Total consumer installment loans	54,834	48,759
Other loans	9,049	9,324
	2,093,042	2,050,199
Net deferred loan fees	(7,141)	(7,020)
Total loans	2,085,901	2,043,179
Less: Allowance for loan losses	(28,726)	(27,174)
Loans, net	$2,057,175	2,016,005

At December 31, 2019, variable rate and fixed rate loans totaled $1,640,991,000 and $452,051,000, respectively. At December 31, 2018, variable rate and fixed rate loans totaled $1,495,918,000 and $554,281,000, respectively.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $12,878,000 and $13,019,000 at December 31, 2019 and 2018, respectively. None of these loans were restructured, charged-off or involved more than the normal risk of collectibility or presented other unfavorable features during the three years ended December 31, 2019.

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2019	2018
Balance, January 1	$13,019	7,759
New loans and renewals during the year	31,548	17,278
Repayments (including loans paid by renewal) during the year	(31,689)	(12,018)
Balance, December 31	$12,878	13,019

Risk characteristics relevant to each portfolio segment are as follows:

Construction and land development: Loans for non-owner-occupied real estate construction or land development are generally repaid through cash flow related to the operation, sale or refinance of the property. The Company also finances construction loans for owner-occupied properties. A portion of the Company’s construction and land portfolio segment is comprised of loans secured by residential product types (residential land and single-family construction). With respect to construction loans to developers and builders that are secured by non-owner occupied properties that the Company may originate from time to time, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction and land development loans are underwritten utilizing independent appraisal reviews, sensitivity analysis of absorption and lease rates, market sales activity, and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

1-4 family residential real estate: Residential real estate loans represent loans to consumers or investors to finance a residence. These loans are typically financed on 15 to 30 year amortization terms, but generally with shorter maturities of 5 to 15 years. Many of these loans are extended to borrowers to finance their primary or secondary residence. Loans to an investor secured by a 1-4 family residence will be repaid from either the rental income from the property or from the sale of the property. This loan segment also includes closed-end home equity loans that are secured by a first or second mortgage on the borrower’s residence. This allows customers to borrow against the equity in their home. Loans in this portfolio segment are underwritten and approved based on a number of credit quality criteria including limits on maximum Loan-to-Value (LTV), minimum credit scores, and maximum debt to income. Real estate market values as of the time the loan is made directly affect the amount of credit extended and, in addition, changes in these residential property values impact the depth of potential losses in this portfolio segment.

1-4 family HELOC: This loan segment includes open-end home equity loans that are secured by a first or second mortgage on the borrower’s residence. This allows customers to borrow against the equity in their home utilizing a revolving line of credit. These loans are underwritten and approved based on a number of credit quality criteria including limits on maximum LTV, minimum credit scores, and maximum debt to income. Real estate market values as of the time the loan is made directly affect the amount of credit extended and, in addition, changes in these residential property values impact the depth of potential losses in this portfolio segment. Because of the revolving nature of these loans, as well as the fact that many represent second mortgages, this portfolio segment can contain more risk than the amortizing 1-4 family residential real estate loans.

Multi-family and commercial real estate: Multi-family and commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans (which are discussed below), in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.

Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type. This diversity helps reduce the Company’s exposure to adverse economic events that affect any single market or industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. The Company also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting the market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. Non-owner occupied commercial real estate loans are loans secured by multifamily and commercial properties where the primary source of repayment is derived from rental income associated with the property (that is, loans for which 50 percent or more of the source of repayment comes from third party, nonaffiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property. These loans are made to finance income-producing properties such as apartment buildings, office and industrial buildings, and retail properties. Owner-occupied commercial real estate loans are loans where the primary source of repayment is the cash flow from the ongoing operations and business activities conducted by the party, or affiliate of the party, who owns the property.

Commercial and industrial: The commercial and industrial loan portfolio segment includes commercial and industrial loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases or other expansion projects. Collection risk in this portfolio is driven by the creditworthiness of underlying borrowers, particularly cash flow from customers’ business operations. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and usually incorporates a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Consumer: The consumer loan portfolio segment includes non-real estate secured direct loans to consumers for household, family, and other personal expenditures. Consumer loans may be secured or unsecured and are usually structured with short or medium term maturities. These loans are underwritten and approved based on a number of consumer credit quality criteria including limits on maximum LTV on secured consumer loans, minimum credit scores, and maximum debt to income. Many traditional forms of consumer installment credit have standard monthly payments and fixed repayment schedules of one to five years. These loans are made with either fixed or variable interest rates that are based on specific indices. Installment loans fill a variety of needs, such as financing the purchase of an automobile, a boat, a recreational vehicle or other large personal items, or for consolidating debt. These loans may be unsecured or secured by an assignment of title, as in an automobile loan, or by money in a bank account. In addition to consumer installment loans, this portfolio segment also includes secured and unsecured personal lines of credit as well as overdraft protection lines. Loans in this portfolio segment are sensitive to unemployment and other key consumer economic measures.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Substantially all of the Company’s impaired loans are collateral dependent.

The following tables, present the Company’s impaired loans at December 31, 2019 and 2018:

In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
With no related allowance recorded:
Residential 1-4 family	$1,090	1,464	—	1,090	99
Multifamily	—	—	—	—	—
Commercial real estate	951	1,124	—	910	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,041	2,588	—	2,000	116

In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
With allowance recorded:
Residential 1-4 family	$1,489	1,480	795	1,590	83
Multifamily	—	—	—	—	—
Commercial real estate	1,522	1,520	341	2,015	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,011	3,000	1,136	3,605	100

In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
Total:
Residential 1-4 family	$2,579	2,944	795	2,680	182
Multifamily	—	—	—	—	—
Commercial real estate	2,473	2,644	341	2,925	34
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,052	5,588	1,136	5,605	216

	In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
With no related allowance recorded:
Residential 1-4 family	$1,196	1,795	—	1,862	42
Multifamily	—	—	—	—	—
Commercial real estate	317	316	—	320	16
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,203	2,797	—	3,237	100

In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
With allowance recorded:
Residential 1-4 family	$1,641	1,635	852	1,782	77
Multifamily	—	—	—	—	—
Commercial real estate	1,515	1,515	312	2,001	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,156	3,150	1,164	3,783	94

	In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
Total:
Residential 1-4 family	$2,837	3,430	852	3,644	119
Multifamily	—	—	—	—	—
Commercial real estate	1,832	1,831	312	2,321	33
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,359	5,947	1,164	7,020	194

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2019 and 2018.

Loans on Nonaccrual Status

	In Thousands
	2019	2018
Residential 1-4 family	$949	948
Multifamily	—	—
Commercial real estate	1,661	1,102
Construction	—	—
Farmland	—	—
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$2,610	2,050

The impact on net interest income for these loans was not material to the Company’s results of operations for the years ended December 31, 2019, 2018 and 2017.

Potential problem loans, which include nonperforming loans, amounted to approximately $10.7 million at December 31, 2019 compared to $12.0 million at December 31, 2018. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•

Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•

Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2019
Pass	$503,861	97,104	791,610	424,517	19,106	10,458	72,237	98,243	65,255	2,082,391
Special mention	2,923	—	—	635	103	174	—	—	101	3,936
Substandard	4,466	—	1,769	33	59	128	142	22	96	6,715
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042
December 31, 2018
Pass	$452,411	134,613	698,083	518,123	23,895	10,979	61,927	78,206	59,923	2,038,160
Special mention	3,949	—	1,690	64	112	179	—	39	78	6,111
Substandard	4,332	—	1,282	58	64	39	86	—	67	5,928
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199

Age Analysis of Past Due Loans

	In Thousands
							Recorded
							Investment
			Nonaccrual	Total			Greater Than
	30-59 Days	60-89 Days	and Greater	Nonaccrual			90 Days and
	Past Due	Past Due	Than 90 Days	Past Due	Current	Total Loans	Accruing
December 31, 2019
Residential 1-4 family	$4,760	799	2,336	7,895	503,355	511,250	1,387
Multifamily	—	—	—	—	97,104	97,104	—
Commercial real estate	500	—	1,661	2,161	791,218	793,379	—
Construction	1,535	147	594	2,276	422,909	425,185	594
Farmland	57	—	8	65	19,203	19,268	8
Second mortgages	—	—	100	100	10,660	10,760	100
Equity lines of credit	143	—	372	515	71,864	72,379	372
Commercial	71	30	—	101	98,164	98,265	—
Agricultural, installment and other	517	116	46	679	64,773	65,452	46
Total	$7,583	1,092	5,117	13,792	2,079,250	2,093,042	2,507
December 31, 2018
Residential 1-4 family	$3,258	1,092	1,868	6,218	454,474	460,692	920
Multifamily	—	—	—	—	134,613	134,613	—
Commercial real estate	312	109	1,174	1,595	699,460	701,055	72
Construction	1,567	26	32	1,625	516,620	518,245	32
Farmland	43	9	21	73	23,998	24,071	21
Second mortgages	333	—	—	333	10,864	11,197	—
Equity lines of credit	297	—	45	342	61,671	62,013	45
Commercial	93	—	24	117	78,128	78,245	24
Agricultural, installment and other	407	85	95	587	59,481	60,068	95
Total	$6,310	1,321	3,259	10,890	2,039,309	2,050,199	1,209

Transactions in the allowance for loan losses for the years ended December 31, 2019 and 2018 are summarized as follows:

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2019
Allowance for loan losses:
Beginning balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Provision	838	(364)	1,484	(1,510)	(34)	5	158	422	1,041	2,040
Charge-offs	(15)	—	(173)	—	—	—	—	(15)	(1,160)	(1,363)
Recoveries	24	—	50	423	—	—	—	15	363	875
Ending balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Ending balance individually evaluated for impairment	$795	—	341	—	—	—	—	—	—	1,136
Ending balance collectively evaluated for impairment	$6,349	1,117	10,773	5,997	187	123	889	1,044	1,111	27,590
Loans:
Ending balance	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042
Ending balance individually evaluated for impairment	$2,569	—	2,471	—	—	—	—	—	—	5,040
Ending balance collectively evaluated for impairment	$508,681	97,104	790,908	425,185	19,268	10,760	72,379	98,265	65,452	2,088,002

	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2018
Allowance for loan losses:
Beginning balance	$5,156	1,011	9,267	6,094	487	94	723	401	676	23,909
Provision	1,568	470	436	921	(266)	24	7	218	920	4,298
Charge-offs	(492)	—	—	(19)	—	—	—	—	(1,152)	(1,663)
Recoveries	65	—	50	88	—	—	1	3	423	630
Ending balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Ending balance individually evaluated for impairment	$852	—	312	—	—	—	—	—	—	1,164
Ending balance collectively evaluated for impairment	$5,445	1,481	9,441	7,084	221	118	731	622	867	26,010
Loans:
Ending balance	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199
Ending balance individually evaluated for impairment	$2,829	—	1,831	686	—	—	—	—	—	5,346
Ending balance collectively evaluated for impairment	$457,863	134,613	699,224	517,559	24,071	11,197	62,013	78,245	60,068	2,044,853

The Company’s loan portfolio includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic or other concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. The concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

The following table summarizes the carrying balances of TDRs at December 31, 2019 and December 31, 2018 (dollars in thousands):

	2019	2018
Performing TDRs	$3,080	1,676
Nonperforming TDRs	1,467	816
Total TDRs	$4,547	2,492

The following table outlines the amount of each TDR categorized by loan classification for the years ended December 31, 2019 and 2018 (dollars in thousands):

	December 31, 2019			December 31, 2018
			Post Modification			Post Modification
		Pre Modification	Outstanding		Pre Modification	Outstanding
		Outstanding	Recorded		Outstanding	Recorded
	Number of	Recorded	Investment, Net of	Number of	Recorded	Investment, Net of
	Contracts	Investment	Related Allowance	Contracts	Investment	Related Allowance
Residential 1-4 family	1	$1,338	$619	4	$448	$448
Multifamily	—	—	—	—	—	—
Commercial real estate	4	2,677	2,399	—	—	—
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	—	—	—	2	5	5
Total	5	$4,015	$3,018	6	$453	$453

As of December 31, 2019 and 2018 the Company did not have any loan previously classified as a TDR default within twelve months of the restructuring. A default is defined as an occurrence which violates the terms of the receivable’s contract.

As of December 31, 2019 , the Bank did not have any consumer mortgage loans in the process of foreclosure.

As of December 31, 2018, the Company's recorded investment in consumer mortgage loans in the process of foreclosure amounted to $200,000.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2019, 2018 and 2017, Wilson Bank originated mortgage loans for sale into the secondary market of $167,723,000, $129,060,000 and $135,835,000, respectively. The fees and gain on sale of these loans totaled $6,802,000, $4,639,000 and $4,258,000 in 2019, 2018 and 2017, respectively. All of these loan sales transfer servicing rights to the buyer.

In some instances, Wilson Bank sells loans that contain provisions which permit the buyer to seek recourse against Wilson Bank in certain circumstances. At December 31, 2019 and 2018, total mortgage loans sold with recourse in the secondary market aggregated $115,789,000 and $94,801,000, respectively. At December 31, 2019, Wilson Bank has not been required to repurchase a significant amount of the mortgage loans originated by Wilson Bank and sold in the secondary market. Management expects no material losses to result from these recourse provisions.